SEI Institutional Investments Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Investments Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectus and Statement of Additional Information dated effective as of September 27, 2019, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), which was filed electronically on September 27, 2019 (Accession No. 0001104659-19-051833).

SEI Institutional Investments Trust

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	October 2, 2019